Summary of Significant Accounting Policies (Details) - Schedule of the shares of Class A common stock reflected in the condensed balance sheets as temporary equity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of the shares of Class A common stock reflected in the condensed balance sheets as temporary equity [Abstract]
Gross proceeds for the Initial Public Offering	$ 172,500,000	$ 172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants	(6,210,000)	(6,210,000)
Class A common stock issuance costs	(9,527,789)	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs	(4,252,433)	(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	19,990,222	19,990,222
Class A common stock subject to possible redemption	$ 172,500,000	$ 172,500,000